Schedule of Investments (unaudited) December 31, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
AGL Energy Ltd.	62,571	$576,981
APA Group	118,628	883,354

		1,460,335

Canada — 3.6%
Algonquin Power & Utilities Corp.	58,730	965,772
Brookfield Infrastructure Partners LP(a)	29,105	1,438,801
Emera Inc.	24,975	1,060,555
Fortis Inc.	45,949	1,875,470

		5,340,598

Chile — 0.5%
Enel Americas SA, ADR	56,915	467,841
Enel Chile SA, ADR	56,173	218,513

		686,354

Denmark — 2.5%
Orsted A/S(b)	17,774	3,633,101

Finland — 0.7%
Fortum OYJ	42,740	1,030,202

France — 3.7%
Electricite de France SA(a)	39,940	630,161
Engie SA(a)	174,251	2,669,324
Suez SA	40,343	800,646
Veolia Environnement SA	52,248	1,279,200

		5,379,331

Germany — 3.6%
E.ON SE	220,884	2,449,660
RWE AG	66,573	2,815,913

		5,265,573

Hong Kong — 2.1%
CLP Holdings Ltd.	159,000	1,470,276
Hong Kong & China Gas Co. Ltd.	1,044,159	1,559,401

		3,029,677

Italy — 6.7%
Enel SpA	757,865	7,674,216
Snam SpA	210,045	1,182,459
Terna Rete Elettrica Nazionale SpA	137,975	1,055,121

		9,911,796

Japan — 2.2%
Chubu Electric Power Co. Inc.	70,600	849,976
Kansai Electric Power Co. Inc. (The)	79,600	750,705
Osaka Gas Co. Ltd.	40,600	830,522
Tokyo Gas Co. Ltd.	37,400	863,592

		3,294,795

Mexico — 0.1%
Infraestructura Energetica Nova SAB de CV(a)	51,603	200,891

Portugal — 1.2%
EDP - Energias de Portugal SA	278,279	1,755,557

Spain — 7.6%
Enagas SA	25,430	558,979
Endesa SA	31,193	853,014
Iberdrola SA	566,727	8,113,000
Naturgy Energy Group SA	33,279	772,023
Red Electrica Corp. SA	43,313	889,001

		11,186,017

Security	Shares	Value

United Kingdom — 5.8%
Centrica PLC(a)	570,544	$363,436
National Grid PLC	371,626	4,394,147
Severn Trent PLC	24,161	755,985
SSE PLC	103,575	2,123,727
United Utilities Group PLC	67,683	828,047

		8,465,342

United States — 58.3%
AES Corp. (The)	65,712	1,544,232
Alliant Energy Corp.	24,536	1,264,340
Ameren Corp.	24,192	1,888,428
American Electric Power Co. Inc.	48,681	4,053,667
American Water Works Co. Inc.	17,835	2,737,138
Atmos Energy Corp.	12,178	1,162,147
CenterPoint Energy Inc.	53,816	1,164,578
CMS Energy Corp.	28,103	1,714,564
Consolidated Edison Inc.	33,475	2,419,238
Dominion Energy Inc.	79,995	6,015,624
DTE Energy Co.	19,036	2,311,161
Duke Energy Corp.	72,211	6,611,639
Edison International	37,135	2,332,821
Entergy Corp.	19,679	1,964,751
Evergy Inc.	22,183	1,231,378
Eversource Energy	33,619	2,908,380
Exelon Corp.	95,672	4,039,272
FirstEnergy Corp.	53,316	1,632,003
NextEra Energy Inc.	192,445	14,847,132
NiSource Inc.	37,400	857,956
NRG Energy Inc.	23,919	898,158
Pinnacle West Capital Corp.	11,026	881,529
PPL Corp.	75,704	2,134,853
Public Service Enterprise Group Inc.	49,608	2,892,146
Sempra Energy	28,201	3,593,089
Southern Co. (The)	103,625	6,365,684
WEC Energy Group Inc.	30,906	2,844,279
Xcel Energy Inc.	51,532	3,435,638

		85,745,825

Total Common Stocks — 99.6% (Cost: $162,381,306)		146,385,394

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	158,000	158,000

Total Short-Term Investments — 0.1% (Cost: $158,000)		158,000

Total Investments in Securities — 99.7% (Cost: $162,539,306)		146,543,394

Other Assets, Less Liabilities — 0.3%		475,939

Net Assets — 100.0%		$147,019,333

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Utilities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,775,555	$—	$(3,776,253	)(b)	$2,085	$(1,387)	$—	—	$4,283	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,000	—	(110,000	)(b)	—	—	158,000	158,000	300		—

					$2,085	$(1,387)	$158,000		$4,583		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	1	01/15/21	$99	$250
S&P Select Sector Utilities E-Mini Index	9	03/19/21	569	12,219

				$12,469

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$146,385,394	$—	$—	$146,385,394
Money Market Funds	158,000	—	—	158,000

	$146,543,394	$—	$—	$146,543,394

Derivative financial instruments(a)
Assets
Futures Contracts	$12,469	$—	$—	$12,469

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2